Trade and other payables	12 Months Ended
Jun. 30, 2020
Trade and other payables
Trade and other payables

18    Trade and other payables

	2019	2020
	RMB	RMB
Trade payables	20,556	18,350
Accrued payroll	130,744	137,445
Other taxes payable	21,167	5,585
Advances from students	14,529	61,358
Deposits	8,314	9,585
Others	22,812	32,547
Trade and other payables due to third parties	218,122	264,870
Loans due to related parties	99,603	67,524
Amounts due to related parties	35,142	68,521
Other payables due to related parties	134,745	136,045

Total	352,867	400,915

The Group’s exposure to liquidity risk related to trade and other payables is disclosed in Note 19.